CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks		£ 76,420	£ 73,257
Items in the course of collection from banks		147	299
Financial assets at fair value through profit or loss	[1]	206,771	191,169
Derivative financial instruments		22,051	29,613
Loans and advances to banks	[1]	7,001	8,060
Loans and advances to customers	[1]	448,567	440,200
Reverse repurchase agreements	[1]	54,753	61,329
Debt securities		6,835	5,405
Financial assets at amortised cost		517,156	514,994
Financial assets at fair value through other comprehensive income		28,137	27,603
Investments in joint ventures and associates		352	296
Goodwill		2,320	2,320
Value of in-force business		5,514	5,617
Other intangible assets		4,196	4,140
Current tax recoverable		363	660
Deferred tax assets		3,118	2,741
Retirement benefit assets		4,531	1,714
Other assets	[1]	15,449	16,846
Total assets		886,525	871,269
Liabilities
Deposits from banks	[1]	7,647	12,698
Customer deposits	[1]	476,344	450,651
Repurchase agreements at amortised cost	[1]	31,125	28,184
Items in course of transmission to banks		316	306
Financial liabilities at fair value through profit or loss		23,123	22,646
Derivative financial instruments		18,060	27,313
Notes in circulation		1,321	1,305
Debt securities in issue		71,552	87,397
Liabilities arising from insurance contracts and participating investment contracts		123,423	116,060
Liabilities arising from non-participating investment contracts		45,040	38,452
Other liabilities		19,947	20,347
Retirement benefit obligations		230	245
Current tax liabilities		6	31
Deferred tax liabilities		39	45
Other provisions		2,092	1,915
Subordinated liabilities		13,108	14,261
Total liabilities		833,373	821,856
Equity
Share capital		7,102	7,084
Share premium account		18,479	17,863
Other reserves		11,189	13,747
Retained profits		10,241	4,584
Ordinary shareholders’ equity		47,011	43,278
Other equity instruments		5,906	5,906
Total equity excluding non-controlling interests		52,917	49,184
Non-controlling interests		235	229
Total equity		53,152	49,413
Total equity and liabilities		£ 886,525	£ 871,269

[1]	See note 1 regarding changes to presentation.